UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300, Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Item 1. Reports to Stockholders.

(Insert semi-annual report here)

Semi-Annual Shareholder Report

OCTOBER 31, 2014

Rev. August 2014

FACTS	WHAT DO THE HUNTINGTON STRATEGY SHARES DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡   Social Security number and income

¡   Account balances and transaction history

¡   Information about your investment goals and risk tolerances

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Huntington Strategy Shares choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Huntington Strategy Shares share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	Yes	Yes
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

¡   Call toll-free 1-855-477-3837

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice.

However, you can contact us at any time to limit our sharing.

Questions?	Calltoll-free 1-855-477-3837

State Disclosures - In addition to your rights described below and in this notice, you may have other rights under state laws. We will comply with applicable state laws with respect to our information practices.

California and Vermont Customers have other protections under state law. If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account. We will also not use your information for joint marketing purposes. We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing this notice?	The Huntington Strategy Shares, a family of mutual funds advised by Huntington Asset Advisors, Inc.

What we do
How do the Huntington Strategy Shares protect my personal information?	We maintain, and require all Fund service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Strategy Shares’ transfer agent to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information.
How do the Huntington Strategy Shares collect my personal information?

We collect your personal information, for example, when you

¡   Complete an account application or other forms with us

¡   Make a transaction in the Funds

¡   Correspond with us or our service providers—in written form, via telephone or through the Funds’ website

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   Sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡   Affiliates from using your information to market to you

¡   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	For joint accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

¡   Our affiliates include companies with a Huntington name and financial companies, including Huntington Asset Advisors, Huntington Investment Company, Huntington Asset Services and Unified Financial Securities.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

¡   Nonaffiliates we share with can include banks, securities broker-dealers, insurance companies, data processors, software companies, marketing service providers, and state and federal government agencies.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

¡   The Huntington Strategy Shares currently do not have any joint marketing arrangements.

Message from the Chief Investment Officer

Dear Shareholder:

Over the past six-month period ended October 31, 2014, the investment markets provided investors with a continuation of the strong showings experienced since the 2008-2009 recession ended. Virtually all domestic markets performed well with the NASDAQ Composite Index (“NASDAQ”)1 performing the best, delivering a 13.23% return for the six-month period ended October 31, 2014. Boosted by the spectacular 29.37% return of Apple, Inc. shares, the NASDAQ outpaced both the Standard & Poor’s 500 Index2 (up 8.22%) and the Dow Jones Industrial Average3 (up 6.10%) and also led the Standard & Poor’s SmallCap 600 Index4 (up 4.88%) and the Standard & Poor’s MidCap 400 Index5 (up 5.39%). Excitement in the domestic markets was further accentuated during the year when Alibaba, the Chinese e-commerce company, became the largest IPO (initial public offering) in history when it was listed on the New York Stock Exchange. Only the international markets, represented by the MSCI EAFE Index6 (down 4.83%), failed to generate returns in excess of inflation.

Despite numerous headwinds generated by geopolitical events during the period, investors continued to recognize the value of corporate ownership as they bid up prices. As the result of mergers and acquisitions, the number of listed companies on all U.S. public exchanges has been reduced by approximately half since 19987. The number of stock buybacks (over a half trillion dollars in 2014) and the latest trend of corporate ‘inversions’ have further led to an ever dwindling pool of investable assets, resulting in an imbalance in the supply/demand equation. Certainly with the demand for liquid investments increasing and the supply of those assets reduced, the resulting factor is an expansion in price.

The past few months of the fiscal year, however, have proven to be more of a concern for investors. Ambiguous comments from Federal Reserve (Fed) Chair Yellen and Fed meeting minutes did little to allay investor expectation of the course of interest rates. Since the Quantitative Easing programs (that have been such a support for the equity and bond markets) were officially terminated in October, investors were left with speculation in regards to interest rate policies going forward. Concurrently, the rising incidence of the Ebola virus and its impact on travel and international trade, the greater expansion of ISIS territory and world-wide terrorism, and the on-again off-again turmoil between the Ukraine and Russia have caused some recent dislocation in the markets. Furthermore, the mid-term elections in the U.S. have added another level of uncertainty and complexity to the investment markets. We believe the shift in the control of Congress will assuredly signify a change in corporate winners and losers, and investors will have to determine the impact to various sectors and companies affected.

Within this challenging environment, the Huntington Strategy Shares ETFs continued to provide positive returns for our shareholders. For the six-month period ended October 31, 2014, the Huntington US Equity Rotation Strategy ETF (HUSE) rose 9.13% based on net asset value and the Huntington EcoLogical Strategy ETF (HECO) gained 5.73% based on net asset value. For more insights from our ETF Manager, Martina Cheung, please take a moment to access www.huntingtonstrategyshares.com. As always, we appreciate your investment in HUSE and HECO and will continue to seek to control risk, while providing opportunities to add value to our shareholders with the highest level of attention to the disciplines we have employed for several decades. We appreciate your confidence and your continued support.

Sincerely,

B. Randolph Bateman, CFA

President & Chief Investment Officer

Huntington Asset Advisors, Inc.

Message from the Chief Investment Officer

Message from the Chief Investment Officer (Continued)

This material represents the manager’s assessment of the Funds and market environment at a specific time and should not be relied upon by the reader as research, tax or investment advice.

(1)	The NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ.

(2)	The S&P 500 Index is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

(3)	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

(4)	The S&P SmallCap 600 Index is an unmanaged index which generally represents all major industries in the small-cap range of the U.S. stock market.

(5)	The S&P MidCap 400 Index is an unmanaged index which generally represents all major industries in the mid-cap range of the U.S. stock market.

(6)	The MSCI Europe, Australasia and Far East Index (EAFE) Index is an unmanaged market capitalization weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

(7)	Source: Strategas Research Partners, LLC.

Message from the Chief Investment Officer

Expense Examples (Unaudited)	October 31, 2014

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2014 and held through the period ended October 31, 2014.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 5/1/14	Actual Ending Account Value 10/31/14	Hypothetical Ending Account Value 10/31/14	Actual Expenses Paid During the Period (1)(2)	Total Return	Hypothetical Expenses Paid During the Period (2)(3)	Annualized Expense Ratio During the Period
Huntington US Equity Rotation Strategy ETF	$1,000.00	$1,091.30	$1,020.42	$5.01	9.13%	$4.84	0.95%
Huntington EcoLogical Strategy ETF	1,000.00	1,057.30	1,020.42	4.93	5.73%	4.84	0.95%

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(3)	Represents the hypothetical 5% annual return before taxes.

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	October 31, 2014 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	8.6%
Consumer Staples	6.5%
Energy	5.1%
Financials	11.8%
Health Care	23.8%
Industrials	13.4%
Information Technology	22.6%
Materials	2.3%
Telecommunication Services	0.8%
Utilities	2.1%
Exchange-Traded Fund	3.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value

Common Stocks — 91.8%
Consumer Discretionary — 8.2%
66	Advance Auto Parts, Inc.	$9,699
121	Amazon.com, Inc. †	36,960
242	Ann, Inc. †	9,290
110	Bed Bath & Beyond, Inc. †	7,407
165	Best Buy Co., Inc.	5,633
220	Cato Corp., Class A	7,847
286	CBS Corp., Class B	15,507
11	Chipotle Mexican Grill, Inc. †	7,018
924	Comcast Corp., Class A	51,143
30	CST Brands, Inc.	1,148
286	DIRECTV †	24,822
132	Discovery Communications, Inc. †	4,619
132	Discovery Communications, Inc., Class A †	4,666
88	Dollar Tree, Inc. †	5,330
66	Expedia, Inc.	5,608
77	Family Dollar Stores, Inc.	6,028
99	Foot Locker, Inc.	5,545
1,595	Ford Motor Co.	22,474
55	Fossil Group, Inc. †	5,591
165	Gap, Inc.	6,252
352	Goodyear Tire & Rubber Co.	8,529
385	H & R Block, Inc.	12,439
143	Harley-Davidson, Inc.	9,395
550	Home Depot, Inc.	53,637
297	Interpublic Group of Cos., Inc.	5,759
207	Johnson Controls, Inc.	9,781
121	L Brands, Inc.	8,727
110	Lennar Corp., Class A	4,739
473	Lowe’s Cos., Inc.	27,056
187	Macy’s, Inc.	10,812
154	Marriott International, Inc., Class A	11,666

Shares		Market Value

Common Stocks — (Continued)
Consumer Discretionary — (Continued)
319	McDonald’s Corp.	$29,899
176	McGraw-Hill Cos., Inc.	15,924
1,540	Monarch Casino & Resort, Inc. †	25,055
33	Murphy USA, Inc. †	1,891
22	Netflix, Inc. †	8,641
209	News Corp., Class A †	3,235
264	NIKE, Inc., Class B	24,544
1,364	Office Depot, Inc. †	7,120
55	O’Reilly Automotive, Inc. †	9,673
55	PetSmart, Inc.	3,979
22	Priceline.com, Inc. †	26,537
55	Ralph Lauren Corp.	9,066
99	Ross Stores, Inc.	7,991
44	Sherwin-Williams Co.	10,101
264	Starbucks Corp.	19,948
110	Starwood Hotels & Resorts Worldwide, Inc.	8,433
264	Target Corp.	16,321
121	Tempur-Pedic International, Inc. †	6,369
143	Time Warner Cable, Inc.	21,051
374	Time Warner, Inc.	29,722
47	Time, Inc. †	1,062
264	TJX Cos., Inc.	16,716
66	Tractor Supply Co.	4,833
892	Twenty-First Century Fox, Inc., Class A	30,756
132	V.F. Corp.	8,934
231	Viacom, Inc., Class B	16,789
671	Walt Disney Co.	61,317
66	Whirlpool Corp.	11,356
88	Wyndham Worldwide Corp.	6,835
154	Yum! Brands, Inc.	11,062
		860,287

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Consumer Staples — 6.2%
803	Altria Group, Inc.	$38,817
330	Archer-Daniels-Midland Co.	15,510
165	Clorox Co.	16,418
1,606	Coca-Cola Co.	67,259
352	Colgate-Palmolive Co.	23,542
176	Costco Wholesale Corp.	23,473
495	CVS Caremark Corp.	42,476
781	Hormel Foods Corp.	42,104
231	J & J Snack Foods Corp.	23,800
99	Keurig Green Mountain, Inc.	15,023
165	Kimberly-Clark Corp.	18,855
234	Kraft Foods Group, Inc.	13,186
110	Lancaster Colony Corp.	10,064
165	Lorillard, Inc.	10,148
704	Mondelez International, Inc.	24,823
77	Monster Beverage Corp. †	7,768
572	PepsiCo, Inc.	55,009
594	Philip Morris International, Inc.	52,871
803	Procter & Gamble Co.	70,077
99	The Estee Lauder Cos., Inc., Class A	7,443
308	Walgreen Co.	19,780
594	Wal-Mart Stores, Inc.	45,304
154	Whole Foods Market, Inc.	6,057
		649,807
Energy — 4.8%
198	Anadarko Petroleum Corp.	18,172
154	Apache Corp.	11,889
187	Baker Hughes, Inc.	9,904
308	Cabot Oil & Gas Corp.	9,579
297	Chesapeake Energy Corp.	6,587
440	ConocoPhillips	31,746
143	CONSOL Energy, Inc.	5,262
165	Devon Energy Corp.	9,900
39	Energy Transfer Partners	2,513
220	EOG Resources, Inc.	20,911
1,551	Exxon Mobil Corp.	149,998
352	Halliburton Co.	19,409
88	Helmerich & Payne, Inc.	7,640
143	Hess Corp.	12,128
132	HollyFrontier Corp.	5,990
220	Kinder Morgan, Inc.	8,514
286	Marathon Oil Corp.	10,124
143	Marathon Petroleum Corp.	12,999
198	Nabors Industries, Ltd.	3,534
165	National Oilwell Varco, Inc.	11,986
176	Noble Energy, Inc.	10,143
275	Occidental Petroleum Corp.	24,456
66	Pioneer Natural Resources Co.	12,478
132	QEP Resources, Inc.	3,309
121	Range Resources Corp.	8,276
473	Schlumberger, Ltd.	46,665
23	Seventy Seven Energy, Inc. †	301
187	Southwestern Energy Co. †	6,079
264	The Williams Cos., Inc.	14,655
253	Valero Energy Corp.	12,673
		507,820

Shares		Market Value

Common Stocks — (Continued)
Financials — 11.1%
176	ACE, Ltd.	$19,236
220	AFLAC, Inc.	13,141
242	Allstate Corp.	15,694
440	American Express Co.	39,578
308	American International Group, Inc.	16,500
143	Ameriprise Financial, Inc.	18,042
594	Apartment Investment and Management Co., Class A	21,259
3,971	Bank of America Corp.	68,142
506	Bank of New York Mellon Corp.	19,592
319	BB&T Corp.	12,084
638	Berkshire Hathaway, Inc., Class B †	89,421
66	BlackRock, Inc.	22,513
253	Capital One Financial Corp.	20,941
264	CBOE Holdings, Inc.	15,560
231	CBRE Group, Inc., Class A †	7,392
539	Charles Schwab Corp.	15,453
154	Chubb Corp.	15,301
1,045	Citigroup, Inc.	55,939
253	Discover Financial Services	16,136
539	Fifth Third Bancorp	10,775
231	Franklin Resources, Inc.	12,846
209	Goldman Sachs Group, Inc.	39,708
297	Hartford Financial Services Group, Inc.	11,755
220	HCP, Inc.	9,673
418	Host Hotels & Resorts, Inc.	9,744
253	Invesco, Ltd.	10,239
1,342	J.P. Morgan Chase & Co.	81,164
44	Jones Lang LaSalle, Inc.	5,949
748	KeyCorp	9,874
187	Lincoln National Corp.	10,240
341	Marsh & McLennan Cos., Inc.	18,540
418	MetLife, Inc.	22,672
165	Moody’s Corp.	16,373
649	Morgan Stanley	22,683
165	Northern Trust Corp.	10,940
209	PNC Financial Services Group	18,056
374	Potlatch Corp.	16,452
242	Prologis, Inc.	10,079
253	Prudential Financial, Inc.	22,401
66	Public Storage, Inc.	12,166
649	Regions Financial Corp.	6,445
407	Safety Insurance Group, Inc.	25,389
121	Simon Property Group, Inc.	21,685
88	SL Green Realty Corp.	10,182
253	State Street Corp.	19,091
264	SunTrust Banks, Inc.	10,333
154	T. Rowe Price Group, Inc.	12,642
187	Travelers Cos., Inc.	18,850
660	U.S. Bancorp	28,115
693	Urstadt Biddle Properties, Class A	14,990
132	Vornado Realty Trust	14,451
62	Washington Prime Group, Inc.	1,093
1,804	Wells Fargo & Co.	95,773
330	Weyerhaeuser Co.	11,174
		1,174,466

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Health Care — 22.5%
566	Abbott Laboratories	$24,672
566	AbbVie, Inc.	35,918
187	Aetna, Inc.	15,429
187	Agilent Technologies, Inc.	10,337
757	Alexion Pharmaceuticals, Inc. †	144,860
166	Allergan, Inc.	31,550
286	Allscripts Healthcare Solutions, Inc. †	3,924
272	Amgen, Inc.	44,113
233	Baxter International, Inc.	16,343
369	Becton, Dickinson & Co.	47,490
354	Biogen Idec, Inc. †	113,662
630	Bristol-Myers Squibb Co.	36,660
314	Celgene Corp. †	33,626
1,166	Cerner Corp. †	73,854
345	Cooper Cos., Inc.	56,546
132	Covance, Inc. †	10,547
253	Covidien PLC	23,387
1,463	CryoLife, Inc.	15,010
110	DaVita, Inc. †	8,588
969	Edwards Lifesciences Corp. †	117,172
451	Eli Lilly & Co.	29,915
292	Express Scripts Holding Co. †	22,431
341	Gilead Sciences, Inc. †	38,192
570	Henry Schein, Inc. †	68,417
330	Hologic, Inc. †	8,643
99	Hospira, Inc. †	5,316
762	Humana, Inc.	105,804
869	IDEXX Laboratories, Inc. †	123,112
220	Intuitive Surgical, Inc. †	109,076
1,067	Johnson & Johnson	115,002
33	Mallinckrodt PLC †	3,042
605	McKesson Corp.	123,062
382	Medtronic, Inc.	26,037
997	Merck & Co., Inc.	57,766
378	Mettler-Toledo International, Inc. †	97,702
264	Mylan Laboratories, Inc. †	14,137
605	Perrigo Co. PLC	97,678
2,247	Pfizer, Inc.	67,298
45	Regeneron Pharmaceuticals, Inc. †	17,717
859	Salix Pharmaceuticals, Ltd. †	123,568
165	St. Jude Medical, Inc.	10,588
165	Stryker Corp.	14,442
733	Thermo Fisher Scientific, Inc.	86,179
1,273	UnitedHealth Group, Inc.	120,948
99	Vertex Pharmaceuticals, Inc. †	11,151
143	WellPoint, Inc.	18,117
		2,379,028
Industrials — 12.7%
253	3M Co.	38,904
110	ADT Corp.	3,942
44	Allegiant Travel Co.	5,873
55	Allegion PLC	2,920
1,022	Ametek, Inc.	53,298
264	Boeing Co.	32,976
110	C.H. Robinson Worldwide, Inc.	7,613

Shares		Market Value

Common Stocks — (Continued)
Industrials — (Continued)
253	Caterpillar, Inc.	$25,657
484	CSX Corp.	17,245
110	Cummins, Inc.	16,080
264	Danaher Corp.	21,226
198	Deere & Co.	16,937
283	Eaton Corp. PLC	19,354
308	Emerson Electric Co.	19,730
110	Fastenal Co.	4,844
121	FedEx Corp.	20,255
736	Flowserve Corp.	50,041
143	Fluor Corp.	9,487
132	General Dynamics Corp.	18,448
3,762	General Electric Co.	97,097
308	Honeywell International, Inc.	29,605
220	Illinois Tool Works, Inc.	20,031
165	Ingersoll-Rand PLC	10,332
165	ITT Corp.	7,435
431	J.B. Hunt Transport Services, Inc.	34,381
88	Joy Global, Inc.	4,631
66	Kansas City Southern Industries, Inc.	8,104
368	Kirby Corp. †	40,693
364	L-3 Communications Holdings, Inc.	44,212
88	Lincoln Electric Holdings, Inc.	6,378
121	Lockheed Martin Corp.	23,059
264	Masco Corp.	5,826
1,050	Norfolk Southern Corp.	116,172
110	Northrop Grumman Corp.	15,176
44	Now, Inc. †	1,323
1,050	Old Dominion Freight Line †	76,514
55	Oshkosh Truck Corp.	2,462
209	PACCAR, Inc.	13,652
110	Parker Hannifin Corp.	13,973
51	Pentair PLC	3,420
154	Raytheon Co.	15,998
77	Rockwell Automation, Inc.	8,651
220	Rollins, Inc.	7,011
66	Roper Industries, Inc.	10,448
462	Southwest Airlines Co.	15,929
99	Stanley Black & Decker, Inc.	9,270
165	Textron, Inc.	6,852
220	Tyco International, Ltd.	9,445
836	Union Pacific Corp.	97,352
352	United Parcel Service, Inc., Class B	36,928
385	United Rentals, Inc. †	42,373
308	United Technologies Corp.	32,956
4	Veritiv Corp. †	180
23	W.W. Grainger, Inc.	5,677
770	Wabtec Corp.	66,451
286	Waste Management, Inc.	13,983
		1,338,810
Information Technology — 21.4%
253	Adobe Systems, Inc. †	17,740
121	Akamai Technologies, Inc. †	7,296
220	Altera Corp.	7,561
1,144	Amphenol Corp., Class A	57,863

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington US Equity Rotation Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Information Technology — (Continued)
3,790	Apple Computer, Inc.	$409,320
660	ASML Holding NV NYS	65,789
154	Autodesk, Inc. †	8,861
231	Automatic Data Processing, Inc.	18,891
185	Cardtronics, Inc. †	7,102
77	CDK Global, Inc. †	2,587
1,881	Cisco Systems, Inc.	46,028
77	Citrix Systems, Inc. †	4,946
286	Cognizant Technology Solutions Corp. †	13,971
660	Corning, Inc.	13,484
374	eBay, Inc. †	19,635
264	Electronic Arts, Inc. †	10,816
715	EMC Corp.	20,542
33	Equinix, Inc.	6,894
593	F5 Networks, Inc. †	72,927
693	Facebook, Inc. †	51,968
1,650	Fiserv, Inc. †	114,642
1,342	Gartner Group, Inc. †	108,313
261	Google, Inc., Class A †	148,214
144	Google, Inc., Class C †	80,508
726	Hewlett-Packard Co.	26,049
858	Ingram Micro, Inc., Class A †	23,029
1,727	Intel Corp.	58,735
119	Intuit, Inc.	10,473
1,331	Jack Henry & Associates, Inc.	79,620
253	Juniper Networks, Inc.	5,331
352	Lam Research Corp.	27,407
902	MasterCard, Inc., Class A	75,543
583	Micron Technology, Inc. †	19,291
2,497	Microsoft Corp.	117,235
176	NetApp, Inc.	7,533
396	NVIDIA Corp.	7,738
1,265	Oracle Corp.	49,398
44	OSI Systems, Inc. †	3,119
330	Paychex, Inc.	15,490
2,464	PC-Tel, Inc.	18,973
561	Qualcomm, Inc.	44,044
66	Rackspace Hosting, Inc. †	2,532
76	Red Hat, Inc. †	4,478
187	Rovi Corp. †	3,905
890	Salesforce.com, Inc. †	56,951
928	SanDisk Corp.	87,362
138	Seagate Technology PLC	8,671
66	Teradata Corp. †	2,793
495	Texas Instruments, Inc.	24,582
198	Trimble Navigation, Ltd. †	5,318
176	Visa, Inc., Class A	42,492
143	Western Digital Corp.	14,067
461	Wex, Inc. †	52,351
825	Xerox Corp.	10,956
506	XO Group, Inc. †	6,441
583	Yahoo!, Inc. †	26,847
		2,254,652
Materials — 2.2%
88	Albemarle Corp.	5,137
550	Alcoa, Inc.	9,218
88	Allegheny Technologies, Inc.	2,891

Shares		Market Value

Common Stocks — (Continued)
Materials — (Continued)
44	CF Industries Holdings, Inc.	$11,440
242	Clearwater Paper Corp. †	15,573
110	Cytec Industries, Inc.	5,129
451	Dow Chemical Co.	22,280
363	E.I. Du Pont de Nemours & Co.	25,102
154	Ecolab, Inc.	17,129
341	Freeport-McMoRan Copper & Gold, Inc.	9,719
121	Hawkins, Inc.	4,660
165	International Paper Co.	8,352
143	Koppers Holdings, Inc.	5,646
187	Monsanto Co.	21,512
187	Nucor Corp.	10,109
176	Olympic Steel, Inc.	3,541
121	Owens-Illinois, Inc. †	3,118
55	PPG Industries, Inc.	11,203
110	Praxair, Inc.	13,859
66	Reliance Steel & Aluminum Co.	4,454
110	Rock-Tenn Co., Class A	5,627
33	Royal Gold, Inc.	1,886
187	Sealed Air Corp.	6,778
132	United States Steel Corp.	5,285
		229,648
Telecommunication Services — 0.7%
165	American Tower Corp.	16,088
308	Sprint Corp. †	1,826
1,188	Verizon Communications, Inc.	59,697
		77,611
Utilities — 2.0%
1,232	American States Water Co.	44,081
341	Edison International	21,340
847	El Paso Electric Co.	32,049
528	Exelon Corp.	19,320
385	New Jersey Resources Corp.	22,515
225	NextEra Energy, Inc.	22,550
264	NRG Energy, Inc.	7,915
143	Sempra Energy	15,730
583	Southern Co.	27,028
		212,528
Total Common Stocks (Cost $7,570,097)		$9,684,657
Exchange-Traded Fund — 2.8%
1,490	SPDR S&P 500 ETF Trust, 1.86%	300,473
Total Exchange-Traded Fund (Cost $289,179)		$300,473
Total Investments — 94.6% (Cost $7,859,276)		$9,985,130
Other Assets less Liabilities — 5.4%		565,797
Net Assets — 100.0%		$10,550,927
†	Non-income producing security

ETF — Exchange-Traded Fund

NYS — New York Shares

SPDR — Standard & Poor’s Depository Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	October 31, 2014 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Market Value
Consumer Discretionary	13.8%
Consumer Staples	9.6%
Energy	3.3%
Financials	7.5%
Health Care	16.4%
Industrials	13.2%
Information Technology	25.9%
Materials	4.7%
Utilities	5.6%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value

Common Stocks — 95.7%
Consumer Discretionary — 13.2%
4,973	BorgWarner, Inc.	$283,560
396	Chipotle Mexican Grill, Inc. †	252,648
1,258	Deckers Outdoor Corp. †	110,025
1,270	Expedia, Inc.	107,912
1,878	LKQ Corp. †	53,654
2,822	NIKE, Inc., Class B	262,361
1,782	Starbucks Corp.	134,648
1,848	V.F. Corp.	125,073
		1,329,881
Consumer Staples — 9.2%
1,232	Costco Wholesale Corp.	164,312
1,385	CVS Caremark Corp.	118,847
726	Hain Celestial Group, Inc. †	78,590
1,685	Keurig Green Mountain, Inc.	255,698
913	McCormick & Co., Inc.	64,567
1,650	United Natural Foods, Inc. †	112,233
3,524	Whitewave Foods Co. †	131,199
		925,446
Energy — 3.2%
8,184	Spectra Energy Corp.	320,240
Financials — 7.2%
486	BlackRock, Inc.	165,780
3,509	CBRE Group, Inc., Class A †	112,288
2,030	Discover Financial Services	129,473
1,609	Jones Lang LaSalle, Inc.	217,553
1,258	T. Rowe Price Group, Inc.	103,269
		728,363
Health Care — 15.7%
1,529	Becton, Dickinson & Co.	196,783
495	Biogen Idec, Inc. †	158,935

Shares		Market Value

Common Stocks — (Continued)
Health Care — (Continued)
1,100	Cerner Corp. †	$69,674
1,210	Edwards Lifesciences Corp. †	146,313
1,545	Gilead Sciences, Inc. †	173,040
3,003	HCA Holdings, Inc. †	210,360
770	Henry Schein, Inc. †	92,423
1,148	Humana, Inc.	159,400
2,684	Johnson & Johnson	289,282
1,045	Varian Medical Systems, Inc. †	87,905
		1,584,115
Industrials — 12.6%
6,148	Air Lease Corp.	224,955
759	Cummins, Inc.	110,951
1,496	Fastenal Co.	65,884
2,751	Illinois Tool Works, Inc.	250,478
1,983	MasTec, Inc. †	56,793
990	Middleby Corp. †	87,615
979	Norfolk Southern Corp.	108,317
4,873	Quanta Services, Inc. †	166,072
2,805	Tennant Co.	206,813
		1,277,878
Information Technology — 24.8%
860	3d Systems Corp. †	32,508
807	Accenture PLC, Class A	65,464
3,968	Apple Computer, Inc.	428,544
1,485	ARM Holdings PLC ADR	63,424
3,214	eBay, Inc. †	168,735
895	F5 Networks, Inc. †	110,067
1,570	Facebook, Inc. †	117,734
605	Google, Inc., Class A †	343,561
110	Google, Inc., Class C †	61,499
2,079	Jack Henry & Associates, Inc.	124,366
4,602	Qualcomm, Inc.	361,303

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington EcoLogical Strategy ETF	(Unaudited) (Continued)

Shares		Market Value

Common Stocks — (Continued)
Information Technology — (Continued)
2,114	Red Hat, Inc. †	$124,557
945	Stratasys, Ltd. †	113,740
5,302	Texas Instruments, Inc.	263,297
1,133	Wex, Inc. †	128,663
		2,507,462
Materials — 4.5%
1,700	Ball Corp.	109,531
1,914	Ecolab, Inc.	212,894
1,000	Sigma-Aldrich Corp.	135,910
		458,335
Utilities — 5.3%
2,692	ITC Holdings Corp.	106,630
2,849	NextEra Energy, Inc.	285,527
1,331	Sempra Energy	146,410
		538,567
Total Common Stocks (Cost $7,721,792)		$9,670,287
Total Investments — 95.7% (Cost $7,721,792)		$9,670,287
Other Assets less Liabilities — 4.3%		433,252
Net Assets — 100.0%		$10,103,539
†	Non-income producing security

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2014 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Assets:
Investments, at value (Cost $7,859,276 and $7,721,792)	$9,985,130	$9,670,287
Cash	616,076	433,781
Dividends and interest receivable	7,739	3,533
Receivable from Advisor	22,010	19,310
Prepaid expenses	4,146	4,157
Total Assets	10,635,101	10,131,068
Liabilities:
Payable for capital shares redeemed	55,398	—
Accrued expenses:
Administration	7,996	8,443
Administrative support fees	5,471	6,595
Compliance services	232	278
Fund accounting	990	262
Legal and audit fees	3,623	3,801
Trustee	1,024	1,316
Other	9,440	6,834
Total Liabilities	84,174	27,529
Net Assets	$10,550,927	$10,103,539

Net Assets consist of:
Capital	$6,922,840	$5,987,766
Accumulated net investment income (loss)	46,745	13,081
Accumulated net realized gains (loss) on investments	1,455,488	2,154,197
Net unrealized appreciation (depreciation) on investments	2,125,854	1,948,495
Net Assets	$10,550,927	$10,103,539

Net Assets:	$10,550,927	$10,103,539
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	275,000	275,000
Net Asset Value (offering and redemption price per share):	$38.37	$36.74

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations	For the six months ended October 31, 2014 (Unaudited)

	Huntington US Equity Rotation Strategy ETF	Huntington EcoLogical Strategy ETF
Investment Income:
Dividend income	$93,190	$69,620
Total Investment Income	93,190	69,620
Expenses:
Advisory fees	38,076	39,229
Administration fees	45,531	50,496
Administrative support fees	17,613	19,263
Fund accounting fees	4,666	821
Trustee fees	1,797	2,043
Compliance services fees	491	551
Legal and audit fees	18,018	20,136
Printing fees	6,152	6,755
Other fees	22,713	18,627
Total Expenses before fee reductions	155,057	157,921
Expenses contractually waived or reimbursed by the Advisor	(94,820)	(96,005)
Total Net Expenses	60,237	61,916
Net Investment Income (Loss)	32,953	7,704
Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(293)	(45,171)
Net realized gains (losses) on in-kind redemptions of investments	1,049,983	2,101,291
Change in unrealized appreciation/depreciation on investments	32,749	(1,384,736)
Net Realized and Unrealized Gains (Losses) on Investments	1,082,439	671,384
Change in Net Assets Resulting From Operations	$1,115,392	$679,088

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington US Equity Rotation Strategy ETF		Huntington EcoLogical Strategy ETF
	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$32,953	$68,267	$7,704	$33,063
Net realized gains (losses) on investments	1,049,690	1,337,736	2,056,120	653,908
Change in unrealized appreciation/depreciation on investments	32,749	816,287	(1,384,736)	2,030,051
Change in net assets resulting from operations	1,115,392	2,222,290	679,088	2,717,022
Distributions to Shareholders From:
Net investment income	—	(71,442)	—	(33,136)
Net realized gains on investments	—	(96,570)	—	(132,285)
Change in net assets from distributions	—	(168,012)	—	(165,421)
Capital Transactions:
Proceeds from shares issued	880,173	2,416,485	—	6,939,790
Cost of shares redeemed	(3,751,629)	(3,276,607)	(8,087,882)	(1,657,988)
Change in net assets from capital transactions	(2,871,456)	(860,122)	(8,087,882)	5,281,802
Change in net assets	(1,756,064)	1,194,156	(7,408,794)	7,833,403
Net Assets:
Beginning of period	12,306,991	11,112,835	17,512,333	9,678,930
End of period	$10,550,927	$12,306,991	$10,103,539	$17,512,333

Accumulated net investment income (loss)	$46,745	$13,792	$13,081	$5,377
Share Transactions:
Issued	25,000	75,000	—	225,000
Redeemed	(100,001)	(100,000)	(228,999)	(50,000)
Change in shares	(75,001)	(25,000)	(228,999)	175,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Financial Highlights	Huntington Strategy Shares

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Distributions from net investment income	Distributions from net realized gains from investment transactions	Total distributions	Net Asset Value, end of period
Huntington US Equity Rotation Strategy ETF
Six Months Ended October 31, 2014 (Unaudited)	$35.16	0.13	3.08	3.21	—	—	—	$38.37
Year Ended April 30, 2014	$29.63	0.18	5.80	5.98	(0.19)	(0.26)	(0.45)	$35.16
July 23, 2012(f) through April 30, 2013	$25.00	0.17	4.59	4.76	(0.13)	—	(0.13)	$29.63
Huntington EcoLogical Strategy ETF
Six Months Ended October 31, 2014 (Unaudited)	$34.75	0.04	1.95	1.99	—	—	—	$36.74
Year Ended April 30, 2014	$29.42	0.06	5.62	5.68	(0.07)	(0.28)	(0.35)	$34.75
June 18, 2012(f) through April 30, 2013	$25.00	0.13	4.42	4.55	(0.13)	—	(0.13)	$29.42
(a)	Not annualized for periods less than one year.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(c)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(d)	Annualized for periods less than one year.
(e)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Total return(a)(b)	Total return at market(a)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)(e)	Net Assets at end of period (000’s)	Portfolio turnover(a)

9.13%	8.92%	0.95%	2.45%	0.52%	$10,551	8%
20.19%	18.79%	0.95%	2.26%	0.53%	$12,307	39%
19.11%	19.19%	0.95%	4.42%	0.82%	$11,113	13%

5.73%	5.97%	0.95%	2.42%	0.12%	$10,104	30%
19.31%	17.61%	0.95%	2.08%	0.21%	$17,512	10%
18.27%	18.47%	0.95%	4.21%	0.63%	$9,679	16%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Notes to Financial Statements

October 31, 2014 (Unaudited)

(1)	Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Strategy ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical assets.
•	Level 2—Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2014, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$9,684,657	$9,684,657
Exchange-Traded Fund	300,473	300,473

Total Investments	$9,985,130	$9,985,130

EcoLogical Strategy ETF
Common Stocks(1)	$9,670,287	$9,670,287

Total Investments	$9,670,287	$9,670,287

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended October 31, 2014. As of October 31, 2014, no securities were categorized as Level 2 or Level 3.

B.	Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

C.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

D.	Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among both Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. The Trust may share expenses with The Huntington Funds, another open-end management investment company managed by the Advisor. Those expenses that are shared are allocated proportionally among each of the Trusts or on another reasonable basis.

(3)	Investment Advisory and Other Contractual Services

A.	Investment Advisory Fees

Huntington Asset Advisors, Inc. (the “Advisor”), a wholly-owned subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. Huntington is a direct wholly-owned subsidiary of Huntington Bancshares Incorporated. The Advisor receives a fee for its services, computed daily and paid monthly, of 0.60% of each Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse each Fund’s expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.95% of each Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

August 31, 2015. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

As of October 31, 2014, the Advisor may recoup amounts from the Funds as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Total
US Equity Rotation Strategy ETF	$202,689	$154,843	$94,820	$452,352
EcoLogical Strategy ETF	219,439	171,029	96,005	486,473

B.	Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain compliance support services. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which includes the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC. For these services, each Fund pays Citi a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

—0.04% of the first $500 million in aggregate net assets of the Funds;

—0.035% of the aggregate net assets of the next $500 million; and

—0.02% of the aggregate net assets in excess of $1 billion

The asset based fees are subject to an annual minimum, allocated among the Funds, equal to the number of Funds multiplied by (i) $50,000 year one, (ii) $75,000 year two and (iii) $100,000 year three with the period commencing with the Effective Date through the end of the Initial Term.

Pursuant to an Exchange-Traded Fund Services Agreement with the Trust, Huntington Asset Services, Inc. (“HASI”) maintains the corporate records of the Trust, including minutes of meetings of the Board, and provides administrative support services in connection with updates to the Trust’s registration statement. HASI is a wholly-owned subsidiary of Huntington Bancshares

Incorporated. Under the agreement, The Trust will pay HASI a fee of $70,000, allocated among the Funds, for services provided.

C.	Distribution and Shareholder Services Fees

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D.	Custodian Fees

Citibank, N.A (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds the Fund’s cash and securities, settles each Fund’s securities transactions and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

E.	Compliance Services

The Trust has contracted with HASI to provide a Chief Compliance Officer to the Trust, for which it pays an annual fee of $2,000, allocated among the Funds.

F.	General

Certain officers of the Trust are officers, directors and/or trustees of the above companies.

(4)	Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2014 were as follows:

	Purchases	Sales
US Equity Rotation Strategy ETF	$936,498	$1,166,973
EcoLogical Strategy ETF	3,660,096	3,804,403

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Purchases and sales of in-kind transactions for the period ended October 31, 2014 were as follows:

	Purchases	Sales
US Equity Rotation Strategy ETF	$840,724	$3,547,237
EcoLogical Strategy ETF	—	7,417,973

(5)	Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for the US Equity Rotation Strategy ETF and EcoLogical Strategy ETF are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2014, the Funds delivered securities in exchange for the redemption of capital shares (redemptions-in-kind). Securities and cash were transferred in exchange for capital share redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each redemption-in-kind transaction.

For the period ended October 31, 2014, the fair value of securities transferred for redemptions-in-kind and the net realized gains and losses recorded in connection with the transactions were as follows:

	Fair Value	Net Realized Gains/(Losses)
US Equity Rotation Strategy ETF	$3,547,237	$1,049,983
EcoLogical Strategy ETF	7,417,973	2,101,291

In addition, during the period ended October 31, 2014, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) as follows:

Fair Value
US Equity Rotation Strategy ETF	$840,724
EcoLogical Strategy ETF	—

(6)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

As of October 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
US Equity Rotation Strategy ETF	$7,858,909	$2,152,344	$(26,123)	$2,126,221
EcoLogical Strategy ETF	7,721,792	1,977,234	(28,739)	1,948,495

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal year ended April 30, 2014 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
US Equity Rotation Strategy ETF	$163,915	$4,097	$168,012	$168,012
EcoLogical Strategy ETF	90,943	74,478	165,421	165,421

As of April 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
US Equity Rotation Strategy ETF	$231,657	$187,566	$419,223	$—	$2,093,472	$2,512,695
EcoLogical Strategy ETF	53,061	50,393	103,454	—	3,333,231	3,436,685

Under current tax law, capital losses realized after October 31 and ordinary losses realized after December 31 of the Funds’ fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Neither of the Funds had losses available for deferral for the fiscal year ending April 30, 2014.

(7)	Investment Risks

ETF	Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological	Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

(8)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2014.

Semi-Annual Shareholder Report

Additional Information

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR THE HUNTINGTON US EQUITY ROTATION STRATEGY ETF AND HUNTINGTON ECOLOGICAL STRATEGY ETF (the “Funds”)

The Board of Trustees is responsible for determining whether to approve the Funds’ investment advisory agreement. At a meeting held on August 19, 2014, the Board unanimously approved the investment advisory agreement between Huntington Asset Advisors, Inc. (the “Advisor”) and the Funds (the “Advisory Agreement”). Pursuant to the Advisory Agreement between the Advisor and the Funds, the Advisor provides advisory services to the Funds.

During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most significant of which were: (1) the nature of the services provided to the Funds by the Advisor in relation to the advisory fees; (2) the individual performance of the Funds; (3) the Advisor’s costs and the profits realized through providing the Funds with advisory services; (4) whether the Advisor has realized or may realize economies of scale in providing services to the Funds and if these economies are shared with the Funds; and (5) a comparison of the fees and performance of comparable funds.

Nature, Extent and Quality of Services in Relation to the Advisory Fees—In considering the nature, extent and quality of the services provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information on its supervisory and portfolio management staff on a fund-by-fund basis, and financial information. The Advisor also provided a presentation of its past and current initiatives. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board determined that the nature, extent and quality of the services provided by the Advisor, in relation to the advisory fees, were acceptable.

Individual Performance of the Funds—The Board reviewed each Fund’s short-term and long-term performance records and the Advisor’s management styles in relation to comparable funds and appropriate benchmarks. The Board noted that it reviews detailed information about each Fund’s performance on a quarterly basis. The Board also reviewed various comparative data for the Funds provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, each Fund’s performance compared to similar funds based on information provided by Lipper Inc. (“Lipper”) for the one-year period ending March 31, 2014, as well as each Fund’s performance compared to its benchmark index for the one-year and since-inception periods, as applicable, ending March 31, 2014.

Advisor’s Costs and the Profits Realized Through Providing the Fund With Advisory Services—In considering the reasonableness of the advisory fees, the Board reviewed information provided by the Advisor setting forth all revenues and other benefits, both direct and indirect, received by the Advisor and its affiliates attributable to managing the Funds, the cost of providing such services and the resulting profitability to the Advisor and its affiliates from these relationships. The Trustees determined that the profitability of the Advisor was acceptable in relation to the nature and quality of services provided to the Funds.

Economies of Scale in Providing Services to the Funds and Whether These Economies Are Shared With the Funds—The Board considered the effect of each Fund’s growth and size on its performance and fees. The Board also noted that with the current renewal of the Advisory Agreement, the Advisory Agreement reflects the implementation of investment advisory fee breakpoints. The Board further noted that the

Semi-Annual Shareholder Report

Additional Information (Continued)

administration fee charged to the Funds included fee breakpoints, which allowed the Funds to realize economies of scale as the assets of the Funds increase over time.

Comparison of the Fees and Performance of Comparable Funds—With respect to each Fund’s performance and fees, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board used Lipper peer group information provided by Strategic Insight, Inc. with respect to comparable fee and performance analysis for each of the Funds. The data for the fee and performance analysis was generated on an aggregate portfolio level since not all funds offer the same types of share classes. The Board also received information concerning fees charged by the Advisor to other accounts, but did not consider that information to be as relevant in light of the differences in services provided.

Other Considerations—In addition to the detailed review of the individual Funds below and among other data considered, the Board also requests and receives substantial and detailed information about the Funds and the Advisor on a regular basis. The Advisor provides much of this information at each regular meeting of the Board and furnishes additional reports in connection with the Board’s formal review of the Advisory Agreement. The Board may also receive information between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the Advisory Agreement is informed by reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; each Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considered reports concerning each Fund’s expenses (including the advisory fee itself and the overall expense structure of each Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Advisor and its affiliates; compliance and audit reports concerning the Funds (including communications from regulatory agencies), as well as the Advisor’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Funds and the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreements, the Board also evaluated, among other things, the Advisor’s ability to supervise the Funds’ other service providers and its compliance program.

The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to the Funds, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the Advisory Agreement reflects its determination that the Advisor’s performance and actions provide an acceptable basis to support the decision to continue the existing arrangements.

While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board concluded that the Funds’ advisory and total fees were reasonable in light of the quality and nature of services provided by the Advisor and its affiliates.

Huntington US Equity Rotation Strategy ETF

Among other data considered, the Board noted that the Fund outperformed the average, and underperformed the median, of its Lipper peer group for the one-year period ended March 31, 2014. The Board also noted that the Fund outperformed its benchmark for the one-year period ended March 31, 2014, and underperformed its benchmark for the since-inception period ended March 31, 2014. The Board also noted that the Fund’s combined advisory/administrative fee is above the average and median

Semi-Annual Shareholder Report

Additional Information (Continued)

of its Lipper peer group and its total net fees are below the average and median of its Lipper peer group. The Board took into consideration the Advisor’s agreement to waive all or a portion of its advisory fee and/or to reimburse operating expenses of the Fund. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions, as well as management’s plans with respect to the Fund.

Huntington EcoLogical Strategy ETF

Among other data considered, the Board noted that the Fund outperformed the average and median of its Lipper peer group for the one-year period ended March 31, 2014. The Board also noted that the Fund underperformed its benchmark for the one-year and since-inception periods ended March 31, 2014. The Board also noted that the Fund’s combined advisory/administrative fee is above the average and median of its Lipper peer group and its total net fees are below the average and above the median of its Lipper peer group. The Board took into consideration the Advisor’s agreement to waive all or a portion of its advisory fee and/or to reimburse operating expenses of the Fund. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions, as well as management’s plans with respect to the Fund.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.huntingtonstrategyshares.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonstrategyshares.com by selecting “Form N-Q”.

Huntington Asset Advisors, Inc., a wholly-owned subsidiary of The Huntington National Bank is the Investment Advisor of Huntington Strategy Shares. Huntington Asset Services, Inc. maintains corporate records of the Funds, and is affiliated with Huntington Bancshares. SEI Investments Distribution Co is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 446698102	Cusip 446698201

Huntington Strategy Shares Shareholder Services: 1-855-477-3837

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	December 23, 2014

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date	December 23, 2014